Deposits - Principal Maturities of Certificate of Deposit and Individual Retirement Accounts (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Banking and Thrift [Abstract]
2018	$ 255,732
2019	102,230
2020	76,186
2021	47,816
2022	21,769
Thereafter	13,368
Time Deposits, Total	$ 517,101